Right of use assets - (Details 4) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Presentation of leases for lessee [abstract]
Additions to right-of-use assets	₨ 1,456	₨ 2,692
Additions to lease liability	523	1,378
IRU and deposit deferment under IFRS 9	₨ 933	₨ 1,314